FINANCIAL INVESTORS TRUST

Kotak India Equity Fund

(the “Fund”)

SUPPLEMENT DATED DECEMBER 9, 2025, TO THE PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION DATED SEPTEMBER 2, 2025, AS SUPPLEMENTED

Effective December 10, 2025, Nitin Jain will no longer serve as Portfolio Manager of the Fund. Accordingly, all references to Mr. Jain in the Prospectus and Statement of Additional Information will be deleted as of that date.

Amit Kumar Jain will continue to serve as portfolio manager of the Fund.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE